CSMC 2022-NQM5 Trust ABS-15G

Exhibit 99.2

Data Compare (Non-Ignored)

Run Date - 7/21/2022 5:15:58 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment